Derivative Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments
Derivative Financial Instruments

The Company enters into the following types of derivatives:

Interest rate contracts:

•
Interest rate swaps: The Company uses interest rate swaps to mitigate its exposure to interest rate fluctuations on interest payments related to variable rate debt. The Company uses these contracts in non-qualifying hedging relationships.

•
Fixed to floating interest rate swaps: The Company uses fixed to floating interest rate swaps to maintain a desired ratio of fixed rate and floating rate debt. The Company uses these contracts in non-qualifying hedging relationships.

Foreign exchange contracts: The Company uses cross-currency swaps to protect the net investment in certain foreign subsidiaries and/or affiliates with respect to changes in foreign currency exchange rates. The Company uses these contracts in both qualifying and non-qualifying hedging relationships.

The Company held the following derivative instruments as of the dates indicated:

		As of June 30, 2015			As of December 31, 2014
(in millions)	Notional Currency	Notional Value	Assets (a) (b)	Liabilities (a) (c)	Notional Value	Assets (a) (b)	Liabilities (a) (c)
Derivatives designated as hedges of net investments in foreign operations:
Foreign exchange contracts	AUD	260	$54	$—	260	$41	$—
Foreign exchange contracts	EUR	200	45	—	200	27	—
Foreign exchange contracts	GBP	250	15	—	250	18	—
Foreign exchange contracts	CAD	110	16	—	110	9	—
			130	—		95	—
Derivatives not designated as hedging instruments:
Interest rate contracts	USD	5,000	—	(95)	5,750	47	(105)
Foreign exchange contracts	EUR	—	—	—	22	1	—
			—	(95)		48	(105)
			$130	$(95)		$143	$(105)

(a)
Of the balances included in the table above, in aggregate, $130 million of assets and $87 million of liabilities, net $43 million, as of June 30, 2015 and $142 million of assets and $96 million of liabilities, net $46 million, as of December 31, 2014 are subject to master netting agreements to the extent that the swaps are with the same counterparty. The terms of those agreements require that the Company net settle the outstanding positions at the option of the counterparty upon certain events of default.

(b)	Derivative assets are included in “Other current assets” and “Other long-term assets” in the unaudited consolidated balance sheets.

(c)	Derivative liabilities are included in “Other current liabilities” and “Other long-term liabilities” in the unaudited consolidated balance sheets.

The maximum length of time over which the Company is hedging its exposure to the variability in future cash flows for forecasted transactions excluding those forecasted transactions related to the payment of variable interest on existing financial instruments is through January 2018.

Fair Value Measurement

The carrying amounts for the Company's derivative financial instruments are the estimated fair value of the financial instruments. The Company’s derivatives are not exchange listed and therefore the fair value is estimated under an income approach using Bloomberg analytics models that are based on readily observable market inputs. These models reflect the contractual terms of the derivatives, such as notional value and expiration date, as well as market-based observables including interest and foreign currency exchange rates, yield curves, and the credit quality of the counterparties. The models also incorporate the Company’s creditworthiness in order to appropriately reflect non-performance risk. Inputs to the derivative pricing models are generally observable and do not contain a high level of subjectivity and, accordingly, the Company’s derivatives are classified within Level 2 of the fair value hierarchy. While the Company believes its estimates result in a reasonable reflection of the fair value of these instruments, the estimated values may not be representative of actual values that could have been realized or that will be realized in the near future.

Effect of Derivative Instruments on the Unaudited Consolidated Statements of Operations

Derivative gains and (losses) were as follows for the periods indicated:

	Three months ended June 30,
	2015		2014
(in millions, pretax)	Interest Rate Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Foreign Exchange Contracts
Derivatives in net investment hedging relationships:
Gain (loss) recognized in other comprehensive income (loss) (effective portion)	$—	$(35)	$—	$(18)
Derivatives not designated as hedging instruments:
Gain (loss) recognized in Other income (expense) in the unaudited consolidated statements of operations	(13)	(1)	(7)	—

	Six months ended June 30,
	2015		2014
(in millions, pretax)	Interest Rate Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Foreign Exchange Contracts
Derivatives in net investment hedging relationships:
Gain (loss) recognized in other comprehensive income (loss) (effective portion)	$—	$32	$—	$(25)
Derivatives not designated as hedging instruments:
Gain (loss) recognized in Other income (expense) in the unaudited consolidated statements of operations	(18)	2	(4)	—

Accumulated Derivative Gains and Losses

The following table summarizes activity in other comprehensive income for the periods indicated related to derivative instruments classified as cash flow hedges and a net investment hedge held by the Company:

(in millions, after tax)	Three months ended June 30,		Six months ended June 30,
	2015	2014	2015	2014
Accumulated gain (loss) included in other comprehensive income (loss) at beginning of the period	$79	$(17)	$37	$(12)
Less: Reclassifications into earnings from other comprehensive income (loss), net of tax	—	—	—	—
Increase (decrease) in fair value of derivatives that qualify for hedge accounting (a)	(22)	(12)	20	(17)
Accumulated gain included in other comprehensive income (loss) at end of the period	$57	$(29)	$57	$(29)

(a)	Gains and (losses) are included in “Unrealized gains on hedging activities” and in “Foreign currency translation adjustment” in the unaudited consolidated statements of comprehensive income (loss).

Derivative Financial Instruments

The Company enters into the following types of derivatives:

Interest rate contracts:

•
Interest rate swaps: The Company uses interest rate swaps to mitigate the exposure to interest rate fluctuations on interest payments related to variable rate debt. The Company uses these contracts in non-qualifying hedging relationships.

•
Fixed to floating interest rate swaps: The Company uses fixed to floating interest rate swaps to maintain a desired ratio of fixed rate and floating rate debt. The Company uses these contracts in non-qualifying hedging relationships.

Foreign exchange contracts: The Company uses cross-currency swaps to protect the net investment in certain foreign subsidiaries and/or affiliates with respect to changes in foreign currency exchange rates. The Company uses these contracts in both qualifying and non-qualifying hedging relationships.

The Company held the following derivative instruments as of the dates indicated:

	As of December 31,
	2014				2013
(in millions)	Notional Currency	Notional Value	Assets (a)	Liabilities (a)	Notional Currency	Notional Value	Assets (a)	Liabilities (a)
Derivatives designated as hedges of net investments in foreign operations:
Foreign exchange contracts	AUD	260	$41	$—	AUD	215	$15	$(16)
Foreign exchange contracts	EUR	200	27	—	EUR	200	—	(6)
Foreign exchange contracts	GBP	250	18	—	GBP	100	—	(8)
Foreign exchange contracts	CAD	110	9	—	CAD	75	2	—
			95	—			17	(30)
Derivatives not designated as hedging instruments:
Interest rate contracts	USD	5,750	47	(105)	USD	5,750	47	(120)
Foreign exchange contracts	EUR	22	1	—	EUR	22	—	(3)
			48	(105)			47	(123)
			$143	$(105)			$64	$(153)

(a)
Of the balances included in the table above, in aggregate, $142 million of assets and $96 million of liabilities, net $46 million, as of December 31, 2014 and $64 million of assets and $125 million of liabilities, net $61 million, as of December 31, 2013 are subject to master netting agreements to the extent that the swaps are with the same counterparty. The terms of those agreements require that the Company net settle the outstanding positions at the option of the counterparty upon certain events of default.

The maximum length of time over which the Company is hedging its exposure to the variability in future cash flows for forecasted transactions excluding those forecasted transactions related to the payment of variable interest on existing financial instruments is through January 2018.

Fair Value Measurement

The carrying amounts for the Company's Derivative financial instruments are the estimated fair value of the financial instruments. The Company’s derivatives are not exchange listed and therefore the fair value is estimated under an income approach using Bloomberg analytics models that are based on readily observable market inputs. These models reflect the contractual terms of the derivatives, such as notional value and expiration date, as well as market-based observables including interest and foreign currency exchange rates, yield curves, and the credit quality of the counterparties. The models also incorporate the Company’s creditworthiness in order to appropriately reflect non-performance risk. Inputs to the derivative pricing models are generally observable and do not contain a high level of subjectivity and, accordingly, the Company’s derivatives were classified within Level 2 of the fair value hierarchy. While the Company believes its estimates result in a reasonable reflection of the fair value of these instruments, the estimated values may not be representative of actual values that could have been realized or that will be realized in the near future.

Effect of Derivative Instruments on the Consolidated Statements of Operations

Derivative gains and (losses) were as follows for the periods indicated:

	Year ended December 31,
	2014		2013		2012
(in millions, pretax)	Interest Rate Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Foreign Exchange Contracts
Derivatives in cash flow hedging relationships(a):
Gain (loss) reclassified from accumulated OCI into Interest expense in the consolidated statements of operations	$—	$—	$—	$—	$(115)	$—
Derivatives in net investment hedging relationships:
Gain (loss) recognized in OCI (effective portion)	$—	$80	$—	$14	$—	$(9)
Derivatives not designated as hedging instruments
Gain (loss) recognized in Other income (expense) in the consolidated statements of operations	$(3)	$4	$(23)	$(2)	$(90)	$(2)

(a)	No gain (loss) recognized in consolidated statements of operations due to ineffectiveness.

Accumulated Derivative Gains and Losses

The following table summarizes activity in other comprehensive income for the years ended December 31, 2014, 2013, and 2012 related to derivative instruments classified as cash flow hedges and a net investment hedge held by the Company:

	Year ended December 31,
(in millions, after tax)	2014	2013	2012
Accumulated loss included in other comprehensive income (loss) at beginning of the period	$(12)	$(21)	$(87)
Less: Reclassifications into earnings from other comprehensive income (loss), net of tax	—	—	72
	(12)	(21)	(15)
Increase (decrease) in fair value of derivatives that qualify for hedge accounting (a)	49	9	(6)
Accumulated gain (loss) included in other comprehensive income (loss) at end of the period	$37	$(12)	$(21)

(a)	Gains and (losses) are included in “Unrealized gains on hedging activities” and in “Foreign currency translation adjustment” on the consolidated statements of comprehensive income (loss).